Financial risk management (Tables)	12 Months Ended
Dec. 31, 2022
Financial risk management
Exchange rates

	2022	2021	2020
	CZK or USD	CZK or USD or	CZK or USD or
	or GBP/EUR	GBP/EUR	GBP/EUR
CZK - Average Rate	0.04071	0.03900	0.03780
CZK - Spot rate	0.04147	0.04023	0.03811

USD - Average Rate	0.94967	0.84552	0.87550
USD - Spot rate	0.93756	0.88292	0.81493

GBP - Average Rate	1.17266	1.16333	1.12397
GBP - Spot rate	1.12748	1.19008	1.11231

(vi)	Liquidity risk

Summary of contractual maturities of Borrowings

	2022	2021
Payments within one year	5,930	580
Payments between one and five years	12,752	18,682
	18,682	19,262

(vii)	Capital management